Liabilities related to business combinations and to non-controlling interests - Summary of Maximum Amount of Contingent Consideration Payable and Firm Commitments to Buy Out Non-Controlling Interests (Details) - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of maximum amount of contingent consideration payable and firm commitments to buy out non-controlling interests [Line Items]
Commitments Relating To Contingent Consideration In Connection With Business Combinations	€ 72	€ 133